SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION
Number of operating segments | segment									1
Number of reportable segments | segment									1
Services revenues									$ 62,196	$ 68,727	$ 68,599
Products revenue									4,832	6,254	3,537
Advertising and other revenues									23,199	28,285	28,867
Total revenues	$ 21,289	$ 21,466	$ 23,208	$ 24,264	$ 26,001	$ 25,295	$ 26,201	$ 25,769	$ 90,227	$ 103,266	$ 101,003